SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	May 14, 2025 USD ($) $ / shares	Mar. 27, 2025 USD ($) $ / shares	Nov. 21, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares		Dec. 31, 2022 USD ($) $ / shares		Mar. 26, 2025	Mar. 12, 2025
Disclosure of non-adjusting events after reporting period [line items]
Proposed annual dividend (in dollars per american depository share)	$ 1.80
Dividends paid, per share (in dollars per share)			$ 0.09	$ 0.31		$ 0.29		$ 0.27
Dividends paid, USD per ADS (in dollars per american depository share)			$ 0.90	$ 3.10		$ 2.90		$ 2.70
Dividends paid, ordinary shares | $			$ 177,000	$ 608,554	[1]	$ 569,292	[2]	$ 530,031	[3]
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proposed annual dividend (in dollars per share)	$ 0.18	$ 0.27
Proposed annual dividend (in dollars per american depository share)		$ 2.70
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 353,000	$ 530,000
Tariffs Announced
Disclosure of non-adjusting events after reporting period [line items]
Imposed tariff rate										0.25	0.25

[1]	Represents $0.31 per share ( $3.10 per ADS). Related to the dividends distributed on May 8 and on November 21, 2024, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $12.9 million were included in equity as deduction of dividend paid.
[2]	Represents $0.29 per share ($2.90 per ADS). Related to the dividends distributed on May 2 and on October 31, 2023, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $12.1 million were included in equity as deduction of dividend paid.
[3]	Represents $0.27 per share ($2.70 per ADS). Related to the dividends distributed on May 3 and on November 2, 2022, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $11.2 million were included in equity as deduction of dividend paid.